OTHER PAYABLES AND ACCRUALS - Summary of Other Payables and Accruals (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 60.6	$ 43.2
Accrued expense	52.7	16.3
Collaboration payable	59.5	82.0
Other payables	3.1	6.3
Payable for collaboration assets	11.6	15.0
Other tax payables	7.9	3.4
Total other payables and accruals	$ 195.4	$ 166.2